Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense of Intangible Assets Excluding Patents Currently in Process (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 101,296
2018	89,736
2019	78,082
2020	67,288
2021	58,288
Thereafter	48,548
Total estimated amortization expense	$ 443,238